Amounts receivable (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Amounts Receivable
Receivable from precious metal sales	$ 20
Sales tax receivable (1)	7,246	5,144
Other	468	73
Other receivable	7,734	5,217
Less: Long-term portion	(3,916)	(3,259)
Total amounts receivable	$ 3,818	$ 1,958